Condensed Consolidated Interim Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 6,351,000		$ 1,535,000		$ 11,780,000
Prepaid expenses, taxes and other receivables	208,000		660,000		1,478,000
Clinical trial deposit	196,000		1,075,000
Total current assets	6,755,000		3,270,000		13,258,000
Clinical trial deposit					2,600,000
Property and equipment, net	691,000		709,000		90,000
Total assets	7,446,000		3,979,000		15,948,000
Current liabilities
Accounts payable and accrued liabilities	1,243,000		2,784,000		3,269,000
Total Current Liabilities	1,341,000		3,082,000		3,990,000
Milestone payment liability	183,000		166,000		163,000
Total liabilities	1,524,000		3,248,000		4,153,000
Stockholders' equity
Common stock	55,000		2,000		1,000
Additional paid-in capital	153,144,000		141,438,000		135,575,000
Accumulated deficit	(157,550,000)		(151,375,000)		(136,356,000)
Accumulated other comprehensive income	21,000		21,000		21,000
Total Stockholders' Deficit	5,922,000	$ (164,000)	731,000	$ 6,598,000	11,795,000
Total Liabilities and Stockholders' Deficit	7,446,000		3,979,000		15,948,000
Commitments and Contingencies
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Current assets
Cash and cash equivalents	4,461,490	3,665,032		14,252,518
Other current assets	835,414	493,769		491,774
Total current assets	5,296,904	4,158,801		14,744,292
Property and equipment, net	147,863	182,170		280,323
Operating right-of-use assets	307,181	20,820		138,224
Other noncurrent assets	33,769			33,769
Total assets	5,785,717	4,361,791		15,196,608
Current liabilities
Accounts payable and accrued liabilities	4,342,765	3,438,559		2,754,443
Derivative Liability	353,000	137,000
Lease liability, current	146,282	20,820		117,481
Total Current Liabilities	4,842,047	3,596,379		2,871,924
Convertible note payable, net	6,845,359	2,324,158
Lease liability, long term	164,594			20,743
Total Long-term liabilities		2,324,158		20,743
Total liabilities	11,852,000	5,920,537		2,892,667
Stockholders' equity
Preferred stock	8,056	8,056		8,062
Common stock	6,807	6,801		4,529
Additional paid-in capital	87,235,993	86,901,394		71,449,521
Accumulated deficit	(93,317,139)	(88,474,997)		(59,158,171)
Total Stockholders' Deficit	(6,066,283)	(1,558,746)		12,303,941
Total Liabilities and Stockholders' Deficit	5,785,717	$ 4,361,791		$ 15,196,608
Related Party
Current liabilities
Related party payables	98,000		298,000		721,000
Preferred Stock Series A
Stockholders' equity
Preferred stock	279,000		279,000		279,000
Preferred Stock Series C
Stockholders' equity
Preferred stock	$ 9,973,000		$ 10,366,000		$ 12,275,000